Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Mar. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Repayment schedule [Abstract]
Corporate debt	$ 1,077,360	$ 7,600	€ 7	$ 1,017,200
Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	35,684
Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	678
Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	61,995
2023 [Member]
Repayment schedule [Abstract]
Corporate debt				16,697
2024 [Member]
Repayment schedule [Abstract]
Corporate debt				38,932
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	110,936			110,179
2026 [Member]
Repayment schedule [Abstract]
Corporate debt	315,034			309,075
2027 [Member]
Repayment schedule [Abstract]
Corporate debt	150,122			147,257
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	402,911			395,060
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	2			6,431
2017 Credit Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2
2017 Credit Facility [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				8
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				6,423
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	59,604			29,499
Revolving Credit Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	112
Revolving Credit Facility [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	59,492
Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				112
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				29,387
Revolving Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	26,548			9,937
Commercial Paper [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	26,548
Commercial Paper [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				9,937
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	314,765			308,812
2020 Green Private Placement [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	430
2020 Green Private Placement [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				423
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	314,335			308,389
2020 Green Private Placement [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	150,122			147,257
2020 Note Issuance Facility [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Note Issuance Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Note Issuance Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	150,122			147,257
2020 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	108,709			109,162
Green Exchangeable Notes [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	958
Green Exchangeable Notes [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				2,107
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	107,751			107,055
Green Exchangeable Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	400,372			396,024
Green Senior Notes [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	5,087
Green Senior Notes [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				964
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Senior Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	395,285			395,060
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	17,238			10,078
Other Bank Loans [Member] | Remainder of 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,547
Other Bank Loans [Member] | Between January and March 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	678
Other Bank Loans [Member] | Between April and December 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,503
Other Bank Loans [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt				3,146
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt				3,122
Other Bank Loans [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	3,185			3,124
Other Bank Loans [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	699			686
Other Bank Loans [Member] | 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 7,626			$ 0